RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investment in Direct Financing Leases).

(in thousands of $)	June 30, 2016	December 31, 2015
Amounts due from:
Frontline Charterers	13,649	18,052
Frontline	1,674	2,816
UFC	463	1,639
SFL Linus	—	23,152
Deep Sea and Deep Sea Supply BTG	2,877	—
Total amount due from related parties	18,663	45,659
Loans to related parties - associated companies, long-term
SFL Deepwater	123,275	137,437
SFL Hercules	90,460	125,275
SFL Linus	123,262	125,000
Total loans to related parties - associated companies, long-term	336,997	387,712
Long-term receivables from related parties
Deep Sea	9,955	—
Total long-term receivables from related parties	9,955	—
Amounts due to:
Frontline Charterers	229	229
Frontline	542	143
Golden Ocean	197	—
Seatankers	110	—
Other related parties	26	44
Total amount due to related parties	1,104	416

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from the Frontline Charterers, Golden Ocean, UFC, Deep Sea Supply BTG and Deep Sea is as follows:

	Six months ended		Year ended
(in millions of $)	June 30, 2016	June 30, 2015	December 31, 2015
Operating lease income	34.9	11.4	42.9
Direct financing lease interest income	12.2	19.5	34.2
Finance lease service revenue	22.9	20.0	46.5
Direct financing lease repayments	16.3	18.5	35.9
Profit share and cash sweep income	38.9	21.0	59.6

In February 2016, the Company sold the offshore support vessel Sea Bear to an unrelated third party, and simultaneously agreed to terminate the corresponding charter with a subsidiary of Deep Sea. As compensation for the early termination of the charter, termination fees were received from Deep Sea in the form of an amortizing senior unsecured loan note, receivable over a period of six years. The initial face value of the note, on which interest at 7.25% is receivable, was $14.6 million and their initial fair value of $11.6 million was determined from analysis of projected cash flows, based on factors including terms, provisions and other characteristics of the notes, default risk of the issuing entity, the fundamental and other characteristics of that entity, and the current economic environment and trading activity in the debt market.
In addition to revenues and repayments, the Company paid the following fees to related parties:

	Six months ended		Year ended
(in millions of $)	June 30, 2016	June 30, 2015	December 31, 2015
Frontline:
Vessel Management Fees	23.6	20.8	48.0
Newbuilding Supervision Fees	—	0.1	0.1
Administration Services Fees	0.4	0.5	0.9
Golden Ocean:
Vessel Management Fees	10.2	—	8.2
Operating Management Fees	0.4	0.4	0.8
Office Facilities:
Arcadia	—	0.1	0.1
Frontline Management AS	0.2	0.2	0.4
Frontline Corporate Services	0.2	—	—